Investments in Real Estate (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments in Real Estate [Abstract]
Schedule of Real Estate Properties
As of June 30, 2021 and December 31, 2020, investments in real estate, net, consisted of the following:

	June 30, 2021	December 31, 2020
Building and building improvements	$272,915,691	$272,602,885
Land	40,397,114	40,397,114
Tenant improvements	10,161,277	9,551,645
Furniture, fixtures and equipment	4,968,555	4,822,680
Accumulated depreciation	(17,748,745)	(12,065,888)

Investments in real estate, net	$310,693,892	$315,308,436

As of December 31, 2020 and 2019, investments in real estate, net, consisted of the following:

	December 31, 2020	December 31, 2019
Building and building improvements	$272,602,885	$199,478,457
Land	40,397,114	19,667,140
Tenant improvements	9,551,645	4,314,057
Furniture, fixtures and equipment	4,822,680	2,749,914
Accumulated depreciation	(12,065,888)	(2,865,137)

Investments in real estate, net	$315,308,436	$223,344,431

The following table provides details of the Company’s properties:

	Initial Cost		Costs Capitalized Subsequent to Acquisition	Gross Carrying Amount (1)
Description	Land	Building and Building Improvements	Building and Building Improvements	Land	Building and Building Improvements	Total	Accumulated Depreciation (2)	Encumbrance	Construction Date
Anzio Apartments	$6,105,370	$52,195,304	$2,040,601	$6,105,370	$54,235,905	$60,341,275	$(3,978,450)	$44,400,000	1986
Two liberty Center	3,074,700	84,117,456	343,420	3,074,700	84,460,876	87,535,576	(3,900,899)	61,971,000	2007
Ezlyn	10,487,070	69,227,189	1,326,995	10,487,070	70,554,184	81,041,254	(2,547,352)	53,040,000	1986
lakes	4,414,576	31,011,962	401,039	4,414,576	31,413,001	35,827,577	(1,569,056)	25,202,380	1990
Arbors	16,315,398	46,313,244	—	16,315,398	46,313,244	62,628,642	(70,131)	45,950,000	1984

Total	$40,397,114	$282,865,155	$4,112,055	$40,397,114	$286,977,210	$327,374,324	$(12,065,888)	$230,563,380

(1)	As of December 31, 2020 and 2019, the aggregated cost basis for tax purposes was $327,374,324 and $226,209,568, respectively.
(2)	Refer to Note 3 for details of depreciable lives.
The following table provides a rollforward of the Company’s investments in real estate for the years ended December 31, 2020 and 2019:

Real estate	For the year ended December 31, 2020	For the year ended December 31, 2019
Balance at the beginning of year	$226,209,568	$—
Additions during the year:
Building and building improvements	73,124,428	199,478,457
Land	20,729,974	19,667,140
Tenant improvements	5,237,588	4,314,057
Furniture, fixtures and equipment	2,072,766	2,749,914

Balance at the end of year	$327,374,324	$226,209,568

Accumulated depreciation
Balance at the beginning of year	$(2,865,137)	$—
Depreciation expense	(9,200,751)	(2,865,137)
Balance at the end of year	$(12,065,888)	$(2,865,137)

Investments in real estate, net	$315,308,436	$223,344,431

The following table summarizes the purchase price allocations of properties acquired during the years ended December 31, 2020 and 2019:

	2019 Acquisitions			2020 Acquisitions
	Anzio Apartments	Two Liberty	Ezlyn	Lakes	Arbors
Building and building improvements	$50,820,175	$80,305,740	$67,860,509	$26,806,026	$44,885,252
Land	6,105,370	3,074,700	10,487,070	4,414,576	16,315,398
Tenant improvements	—	3,811,716	21,923	4,205,936	—
Furniture, fixtures and equipment	1,405,157	—	1,344,757	—	1,427,992
In-place lease intangibles	1,455,254	3,523,143	1,489,264	3,909,726	1,483,614
Lease origination costs	—	1,501,429	—	1,726,732	—
Above-market lease intangibles	—	58,585	—	5,753	—
Below-market lease intangibles	—	(71,598)	—	(44,030)	—

Total purchase price (1)	$59,785,956	$92,203,715	$81,203,523	$41,024,719	$64,112,256

(1)	Purchase price is inclusive of closing costs.